UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.):  [X ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    Managing Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     September 6, 2002



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: 70,857,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     3223 100705.000SH      SOLE                                 100705.000
Advent Software                COM              007974108     1847 71850.000SH       SOLE                                  71850.000
Amer Int'l Group               COM              026874107     2188 32067.000SH       SOLE                                  32067.000
American Express               COM              025816109     1522 41897.000SH       SOLE                                  41897.000
Automatic Data                 COM              053015103     2881 66151.000SH       SOLE                                  66151.000
BISYS Group                    COM              055472104     2012 60425.000SH       SOLE                                  60425.000
Bank One                       COM              06423A103     3278 85200.000SH       SOLE                                  85200.000
Barr Labs                      COM              068306109     1129 17776.000SH       SOLE                                  17776.000
Beckman Coulter                COM              075811110     1795 35970.000SH       SOLE                                  35970.000
Biomet                         COM              090613100     1385 51073.000SH       SOLE                                  51073.000
Cardinal Health                COM              14149Y108     2839 46235.000SH       SOLE                                  46235.000
Coca-Cola                      COM              191216100     1890 33757.000SH       SOLE                                  33757.000
Concord EFS                    COM              206197105     1711 56772.000SH       SOLE                                  56772.000
DENTSPLY Int'l                 COM              249030107      877 23770.000SH       SOLE                                  23770.000
Dial Corp.                     COM              25247d101      937 46785.000SH       SOLE                                  46785.000
DuPont                         COM              263534109     1780 40087.000SH       SOLE                                  40087.000
Family Dollar                  COM              307000109     1943 55115.000SH       SOLE                                  55115.000
Fastenal                       COM              311900104     3197 83027.000SH       SOLE                                  83027.000
First Data Corp                COM              319963104     1644 44201.000SH       SOLE                                  44201.000
Freds Inc                      COM              356108100     2010 54640.000SH       SOLE                                  54640.000
Home Depot                     COM              437076102     1769 48157.000SH       SOLE                                  48157.000
Huntington Bncshrs             COM              446150104     2089 107577.000SH      SOLE                                 107577.000
Intel                          COM              485140100     1586 86806.000SH       SOLE                                  86806.000
Johnson & Johnson              COM              478160104     1709 32706.869SH       SOLE                                  32706.869
Keycorp                        COM              493267108     1756 64311.000SH       SOLE                                  64311.000
Lexmark Int'l Gp A             COM              529771107     2455 45132.000SH       SOLE                                  45132.000
Lowe's Companies               COM              548661107     2285 50320.000SH       SOLE                                  50320.000
Microsoft                      COM              594918104      392 7168.000 SH       SOLE                                   7168.000
Patterson Dental               COM              703412106     1493 29669.000SH       SOLE                                  29669.000
Paychex                        COM              704326107     2571 82154.000SH       SOLE                                  82154.000
Procter & Gamble               COM              742718109     2615 29288.000SH       SOLE                                  29288.000
SEI Investments                COM              784117103      875 31045.000SH       SOLE                                  31045.000
Stryker Corp                   COM              863667101     1889 35297.000SH       SOLE                                  35297.000
Target Corp                    COM              87612e106     1891 49625.000SH       SOLE                                  49625.000
United Tech                    COM              913017109     1663 24495.000SH       SOLE                                  24495.000
Wachovia                       COM              929903102     1742 45624.000SH       SOLE                                  45624.000
Wal-Mart                       COM              931142103     1989 36166.000SH       SOLE                                  36166.000